Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Related party transactions and balances\Loans from shareholders [Abstract]
Related party transactions and balances\Loans from shareholders
5.	Related party transactions and balances

The table below sets forth related parties having transactions during the nine months ended June 30, 2016 and balances as of June 30, 2016 and September 30, 2015, respectively.

Name	Relationship with the Company
Jet Key Limited (“Jet Key”)	A below 1% shareholder of the Company
Shenzhen Bayi Consulting Co. Ltd. (“Bayi”)	A below 5% shareholder of the Company
Ace Keen Limited (“Ace Keen”)	A below 1% shareholder of the Company
Moxian China Limited	A 27.5% shareholder of the Company
Zhang Xin	A below 5% shareholder of the Company
Beijing Xinhua Huifeng Equity Investment Center (“Xinhua”)	A Shareholder of the Company (see note 6)
Zhongtou Huifeng Investment Management (Beijing) Co. Ltd	Affiliated company of Xinhua
Morolling International HK Limited (Morolling)	A below 5% shareholder of the Company

Details of loans payable – related parties are as follows:

Nature and Company	June 30, 2016	September 30, 2015
Loan payable – related parties
Bayi	$1,434,189	$1,286,811
Moxian China Limited	733,134	(50,256)
Jet Key	211,343	202,373
Ace Keen	98,522	23,597
Zhang Xin	98,919	-
Zhongtou	16,224	-
Xinhua	246,827	-
	$2,839,158	$1,462,525

For the nine months ended June 30, 2016, the Company obtained additional borrowings, net of repayment, of $147,378, $783,390, $8,970, $74,925, $98,919, $16,224 and $246,827 from Bayi, Moxian China Limited, Jet Key, Ace Keen, Zhang Xin, Zhongtou and Xinhua, respectively. For the nine months ended June 30, 2015, the Company obtained additional borrowings, net of repayment, of $4,213,841 from Bayi and $26,906 from Moxian China. The Company made net loan repayment of $256,753, $435,414 and $117,009 to Ace Keen, Jet Key and Moroling, respectively.

The loans and advance were made by shareholders to Moxian HK, Moxian Shenzhen, Moyi and Moxian Malaysia and are unsecured, interest free and due on various dates specified on loan agreements.

On November 30, 2014, Moyi and Jet Key entered into a loan agreement whereby Jet Key agreed to provide a loan to Moyi in aggregate of $79,078 (RMB510,000) without interest and due in three years.

On March 28, 2015, Moyi and Ace Keen entered into a loan agreement whereby Ace Keen agreed to provide a loan to Moyi in aggregate of $23,258 (RMB150,000) without interest and due in two years.

On September 30, 2015, Moxian Shenzhen and Shenzhen Bayi entered into a loan agreement whereby Shenzhen Bayi agreed to provide a loan to Moxian Shenzhen in aggregate of $1,231,125 (RMB8,180,000) without interest and due in one year.

On November 9, 2015, Moxian HK and Zhang Xin entered into a loan agreement whereby Zhang Xin agreed to provide a loan to Moxian HK in aggregate of $98,971 (HKD 767,500) without interest and due in one year.

On November 12, 2015, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide loan to Moxian HK in aggregate of $44,852 (HKD 348,000) without interest and due in one year.

On November 20, 2015, Moxian HK and Ace Keen entered into a loan agreement whereby Ace Keen agreed to provide a loan to Moxian HK in aggregate of $75,648 (HKD 589,259) without interest and due in one year.

On November 25, 2015 and December 24, 2015, respectively, Moxian HK and Moxian China Limited entered into two loan agreements whereby Moxian China Limited agreed to provide loans to Moxian HK in aggregate of $167,639 (HKD 1,300,000) without interest and due in one year.

On December 25, 2015, Moxian Shenzhen and Shenzhen Bayi entered into a loan agreement whereby Shenzhen Bayi agreed to provide a loan to Moxian Shenzhen in aggregate of $686,432 (RMB4,560,883) without interest and due in one year.

On February 1, 2016, Moxian Shenzhen and Shenzhen Bayi entered into a loan agreement whereby Shenzhen Bayi agreed to provide a loan to Moxian Shenzhen in aggregate of $46,516 (RMB300,000) without interest and due in one year.

On February 1, 2016, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide a loan to Moxian HK in aggregate of $64,476 (HKD500,000) without interest and due in one year.

On February 2, 2016, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide a loan to Moxian HK in aggregate of $25,790 (HKD200,000) without interest and due in one year.

On February 2, 2016, Moxian Shenzhen and Shenzhen Bayi entered into a loan agreement whereby Shenzhen Bayi agreed to provide a loan to Moxian Shenzhen in aggregate of $38,763 (RMB250,000) without interest and due in one year.

On February 26, 2016, Shenzhen Moyi and Shenzhen Bayi entered into a loan agreement whereby Shenzhen Bayi agreed to provide a loan to Shenzhen Moyi in aggregate of $33,854 (RMB218,340) without interest and due in one year.

On February 26, 2016, Moxian Beijing and Zhongtou entered into a loan agreement whereby Zhongtou agreed to provide a loan to Moxian Bejing in aggregate of $15,505 (RMB 100,000) without interest and due in one year.

On March 7, 2016, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide a loan to Moxian HK in aggregate of $38,686 (HKD300,000) without interest and due in one year.

On March 10, 2016, Moxian BJ and Xinhua Huifeng entered into a loan agreement whereby Xinhua Huifeng agreed to provide a loan to Moxian BJ in aggregate of $13,955 (RMB90,000) without interest and due in one year.

On March 14, 2016, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide a loan to Moxian HK in aggregate of $77,371 (HKD600,000) without interest and due in one year.

On March 15, 2016, Moxian Shenzhen and Shenzhen Bayi entered into a loan agreements whereby Shenzhen Bayi agreed to provide loans to Moxian Shenzhen in aggregate of $155,054 (RMB 1,000,000) without interest and due in one year.

On March 21, 2016, Moxian HK and Moxian China Limited entered into a loan agreement whereby Moxian China Limited agreed to provide a loan to Moxian HK in aggregate of $77,371 (HKD600,000) without interest and due in one year.

From April 11, 2016 through June 15, 2016, Moxian HK and Moxian China Limited entered into seven loan agreements whereby Shenzhen Bayi agreed to provide loans to Moxian HK in aggregate of $342,568 (HKD 2,657,440) without interest and due in one year.

From April 1, 2016 through June 8, 2016, Moxian Shenzhen and Shenzhen Bayi entered into fifteen loan agreements whereby Shenzhen Bayi agreed to provide loans to Moxian Shenzhen in aggregate of $1,151,358 (RMB 7,650,000) without interest and due in one year.

From April 1, 2016 through June 27, 2016, Moxian Shenzhen and Xinhua Huifeng entered into four loan agreements whereby Xinhua Huifeng agreed to provide loans to Moxian Shenzhen in aggregate of $233,282 (RMB 1,550,000) without interest and due in one year.

On June 28, 2016, Moxian Beijing and Zhongtou entered into a loan agreement whereby Zhongtou agreed to provide loan to Moxian Beijing in aggregate of $1,174 (RMB 7,800) without interest and due in one year.

7. Loans from shareholders

The loans are made to Moxian HK, Moxian Shenzhen, Moyi, and Moxian Malaysia and are unsecured, interest free and will be due and payable in 12 months. Details of the loans are analyzed as follows:

	As of
Repayable	September 30, 2015	September 30, 2014
Within 1 month	$—	$—
1 to 3 months	—	—
More than 3 months but less than 12 months	1,462,525	6,151,932
	$1,462,525	$6,151,932

On May 4, 2015, Moxian Malaysia and Jet Key Limited (“Jet Key”), a shareholder of the Company, entered into a loan agreement whereby Jet Key agreed to provide a loan to Moxian Malaysia in an aggregate of $122,144 without any interests and with a term of repayment of 12 months.

On June 30, 2015, Moxian Shenzhen and Shenzhen Bayi Consulting Co. Ltd. (“Bayi”), a shareholder of the Company, entered into a loan agreement whereby Bayi agreed to provide a loan to Moxian Shenzhen in an aggregate of RMB6,100,000 (approximately $998,559) without any interests and with a term of repayment of 12 months, as previously disclosed in the Company’s Quarterly Report on Form 10-Q for the period ending June 30, 2015, filed with the Securities and Exchange Commission on August 14, 2015.

On September 30, 2015, Moxian Shenzhen and Bayi entered into a loan agreement a loan agreement whereby Bayi agreed to provide a loan to Moxian Shenzhen in an aggregate of RMB2,080,000 (approximately $332,480) without any interests and with a term of repayment of 12 months.